RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock issuance for compensation, Amount			$ 270,000
Non-cash contributed services		$ 12,650	12,650	$ 40,525
Payments amounted			99,726	1,527
Advances from related party	$ 54,275		$ 1,600	103,412
Accrued interest - related party				$ 46,135
Accrued compensation	$ 11,250
Expenses on behalf of the Company	$ 54,275
Officers And Directors [Member]
Stock issuance for compensation, Shares			67,500	67,500
Stock issuance for compensation, Amount			$ 270,000	$ 270,000